WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	ARGENTINA — 0.6%
17,108	Globant S.A.*	$3,284,736
	AUSTRALIA — 3.4%
902,608	Nanosonics Ltd.*	4,684,180
850,920	Nuix Ltd.*	5,963,268
1,282,992	Zip Co., Ltd.*	7,036,601
		17,684,049
	BELGIUM — 1.2%
236,879	Unifiedpost Group S.A.*	6,094,460
	BRAZIL — 3.8%
318,202	Azul S.A. - ADR*	6,984,534
3,839,913	Empreendimentos Pague Menos S/A*	7,123,427
1,159,210	Grupo SBF S.A.*	5,402,612
		19,510,573
	CANADA — 7.5%
310,433	CAE, Inc.	7,013,145
35,995	Cargojet, Inc.	5,742,086
135,515	Descartes Systems Group, Inc.*	8,263,575
113,965	Docebo, Inc.*	5,614,478
53,573	FirstService Corp.	7,317,901
32,864	Kinaxis, Inc.*	4,561,846
		38,513,031
	CHINA — 1.6%
41,420	Silergy Corp.	3,862,320
623,372	Sinoseal Holding Co., Ltd. - Class A	4,138,253
		8,000,573
	DENMARK — 3.5%
19,470	ALK-Abello A/S*	7,612,854
105,510	Royal Unibrew A/S	10,415,450
		18,028,304
	FAROE ISLANDS — 1.2%
88,680	Bakkafrost P/F*	6,243,967
	FINLAND — 1.5%
95,690	QT Group Oyj*	7,919,973

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE — 1.3%
34,275	SOITEC*	$6,890,798
	GERMANY — 4.4%
142,305	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	9,481,243
182,450	Evotec S.E.*	7,172,278
9,175	Hypoport S.E.*	6,240,949
		22,894,470
	INDIA — 6.3%
274,034	Computer Age Management Services Ltd.	6,660,226
408,052	CreditAccess Grameen Ltd.*	3,874,301
2,466,705	Indian Energy Exchange Ltd.[1]	8,305,618
883,373	Syngene International Ltd.*,1	6,838,600
100,411	WNS Holdings Ltd. - ADR*	6,745,611
		32,424,356
	INDONESIA — 0.9%
18,455,510	Bank BTPN Syariah Tbk P.T.	4,459,975
	ITALY — 2.5%
154,430	Amplifon S.p.A.*	6,121,594
155,760	Interpump Group S.p.A.	6,986,101
		13,107,695
	JAPAN — 18.9%
10,600	AI inside, Inc.*	6,548,679
19,115	As One Corp.	2,803,561
56,865	BayCurrent Consulting, Inc.	8,573,589
106,700	Bengo4.com, Inc.*	11,854,568
199,900	eGuarantee, Inc.	4,442,772
52,470	Freee KK*	4,448,059
33,000	GMO Financial Gate, Inc.	6,116,635
43,060	Hennge KK*	3,385,736
205,560	Japan Elevator Service Holdings Co., Ltd.	4,838,503
443,160	Japan Material Co., Ltd.	6,186,982
242,140	Kobe Bussan Co., Ltd.	6,707,255
90,199	Lasertec Corp.	12,081,976
88,700	Media Do Co., Ltd.	5,236,451
226,600	Oisix ra daichi, Inc.*	6,733,744
237,200	Plaid, Inc.*	7,790,043
		97,748,553

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MALTA — 2.3%
213,818	Kambi Group PLC*	$11,941,818
	NETHERLANDS — 2.3%
47,998	IMCD N.V.	5,956,959
941,660	Meltwater Holding B.V.*	5,826,560
		11,783,519
	NORWAY — 0.7%
358,284	Pexip Holding A.S.A.*	3,427,473
	POLAND — 1.1%
232,150	InPost S.A.*	5,578,362
	RUSSIA — 1.2%
197,378	HeadHunter Group PLC - ADR	6,100,954
	SWEDEN — 9.1%
225,429	Avanza Bank Holding A.B.	6,150,786
142,747	Beijer Ref A.B.	5,921,442
527,697	Nordnet A.B. publ*	8,499,936
298,681	Sdiptech A.B. - Class B*	9,575,335
101,095	Sectra A.B. - B Shares*	8,605,627
235,585	Vitec Software Group A.B.	8,428,743
		47,181,869
	SWITZERLAND — 8.1%
675,540	Global Blue Group Holding A.G.*	8,444,250
13,235	Tecan Group A.G.	6,403,219
29,678	VAT Group A.G.[1]	8,239,316
40,351	Zur Rose Group A.G.*	18,502,931
		41,589,716
	TAIWAN — 2.1%
132,585	Airtac International Group	4,717,265
738,000	Universal Vision Biotechnology Co., Ltd.	5,991,967
		10,709,232
	UNITED KINGDOM — 11.1%
183,070	Avon Rubber PLC	7,737,623
170,513	Fevertree Drinks PLC	5,702,456
224,875	GAN Ltd.*	5,309,299
946,325	IntegraFin Holdings PLC	7,079,222

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
459,885	Softcat PLC	$9,468,943
639,665	Team17 Group PLC*	7,028,515
1,124,055	Trainline PLC*,1	6,259,226
143,821	Wizz Air Holdings PLC*,1	8,581,044
		57,166,328
	TOTAL COMMON STOCKS
	(Cost $403,405,916)	498,284,784

Principal Amount
	SHORT-TERM INVESTMENTS — 3.3%
$17,162,136	UMB Money Market II Special, 0.01%[2]	17,162,136
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,162,136)	17,162,136
	TOTAL INVESTMENTS — 99.9%
	(Cost $420,568,052)	515,446,920
	Other Assets in Excess of Liabilities — 0.1%	394,943
	TOTAL NET ASSETS — 100.0%	$515,841,863

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $38,223,804, which represents 7.41% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.